Capital Structure Financial Policies - (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Components of Ratio
Short-term debt	$ 3,231.0	$ 2,136.0
Current portion of long-term debt	229.0	71.0
Long-term debt	13,890.0	13,372.0
Total debt	17,350.0	15,579.0
Less: Cash and cash equivalents	2,221.0	2,672.0	$ 3,016.0
Net debt	15,129.0	12,907.0
Shareholders' equity	44,005.0	45,383.0	$ 44,630.0
Total capitalization (total debt plus shareholders' equity)	61,355.0	60,962.0
Funds from operations	$ 10,172.0	$ 9,139.0
Net debt to funds from operations	1.5	1.4
Total debt to total debt plus shareholders' equity	28	26
Maximum
CAPITAL STRUCTURE FINANCIAL POLICIES
Percentage of Financial covenant	65
Components of Ratio
Net debt to funds from operations	3.0	3.0